Personnel expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Personnel expenses	Personnel expenses:
Personnel expenses are included in cost of product and service revenues, research and product development expense, general and administrative expense, sales and marketing expense, and other expense.

	December 31, 2020	December 31, 2019
Salaries and employee benefits	$63,392	$53,432
Share-based compensation (note 20)	6,228	3,391
	$69,620	$56,823